Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of accounts receivable, net
	As of December 31,
	2017	2018
	RMB	RMB
Accounts receivable	535,392	529,715
Allowance for doubtful accounts	(20,198)	(21,241)
Accounts receivable, net	515,194	508,474

Schedule of allowance for doubtful accounts for accounts receivables
	2016	2017	2018
	RMB	RMB	RMB
Balance at the beginning of the year	13,246	16,792	20,198
Provision for doubtful accounts	3,700	14,052	6,791
Write-offs	(154)	(10,646)	(5,748)
Balance at the end of the year	16,792	20,198	21,241

Schedule of estimated useful lives of property, plant and equipment
	Estimated useful life (Years)	Estimated residual value
Building	20-36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	5-10	0%-3%
Leasehold improvements	5	0%

Schedule of depreciation methods and estimated useful lives
	2016	2017	2018
	RMB	RMB	RMB
Operating costs	185	43	232
Selling expenses	1,590	2,775	4,769
General and administrative expenses	11,717	11,281	5,832
Depreciation for the year	13,492	14,099	10,833

Schedule of intangible assets, net
		As of December 31, 2017
	Useful life (Years)	Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	16,404	—	(16,404)	—
Trade name	9.4 to 10	8,898	(6,688)	—	2,210
Customer relationship	4.6 to 9.8	48,306	(45,353)	(2,953)	—
Non-compete agreement	3 to 6.25	50,925	(21,410)	(29,515)	—
Agency agreement and license	4.6 to 9.8	14,535	(14,458)	(77)	—
Software and system	2 to 10	65,680	(50,680)	—	15,000
		204,748	(138,589)	(48,949)	17,210

		As of December 31, 2018
	Useful life (Years)	Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	16,404	—	(16,404)	—
Trade name	9.4 to 10	8,898	(7,634)	—	1,264
Customer relationship	4.6 to 9.8	48,306	(45,353)	(2,953)	—
Non-compete agreement	3 to 6.25	50,925	(21,410)	(29,515)	—
Agency agreement and license	4.6 to 9.8	14,535	(14,458)	(77)	—
Software and system	2 to 10	65,680	(65,680)	—	—
		204,748	(154,535)	(48,949)	1,264

Schedule of consolidated financial position
	Year Ended December 31, 2018
	As reported	Balances without adoption of Topic 606	Effect of Change Higher/(Lower)
	RMB	RMB	RMB
Assets
Accounts receivable, net	508,474	485,308	23,166
Liabilities
Other payables and accrued expenses	254,824	253,434	1,390
Income taxes payable	205,189	200,834	4,355
Equity
Retained earnings	1,799,989	1,782,568	17,421

Schedule of consolidated statement of income and comprehensive income
	Year Ended December 31, 2018
	As reported	Balances without adoption of Topic 606	Effect of Change Higher/(Lower)
	RMB	RMB	RMB
Net revenues:
Life insurance business	2,870,776	2,849,000	21,776
Income taxes expense:
Income taxes expense	224,586	220,231	4,355
Net income:
Net income	617,095	599,674	17,421

Schedule of fair value measurements of the group's assets and liabilities
		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	2,498,730	—	2,498,730	—

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	1,554,060	—	1,554,060	—